SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM AND LONG-TERM LOANS
Short-term loans	$ 1,412	$ 1,412
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Annual interest rate		4.55%
US$ denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Short-term loans	$ 1,412
Long-Term Debt	$ 0	$ 33,683
CN | RMB Denominated Bank Borrowing For Financial Institutions in China
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	5.23%
Long-Term Debt	$ 33,039	35,968
CN | RMB Denominated Bank Borrowing For Financial Institutions in China | Repayable Within Twelve Months
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	$ 3,883	2,369
CN | RMB denominated borrowing from financial institution in China in august 2023
SHORT-TERM AND LONG-TERM LOANS
Interest basis spread on variable rate	0.70%
Long-Term Debt	$ 39,533
Effective interest rate, as a percent	4.90%
CN | RMB denominated borrowing from financial institution in China in august 2023 | Repayable Within Twelve Months
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	$ 1,412
CN | Rmb Denominated Borrowing From Financial Institution In China In November 2023
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	5.40%
Long-Term Debt	$ 85,369
Long-term debt reclassified to short-term debt	3,998
Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	2,306	2,346
Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Buildings
SHORT-TERM AND LONG-TERM LOANS
Assets pledged as collateral		36,998
Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Long-Term Debt	$ 18,233	23,176
Short-term loans | RMB denominated commercial notes
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	3.45%
Long-term loans | RMB Denominated Bank Borrowing For Financial Institutions in China
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt	$ 77,226	48,870
Long-term loans | RMB denominated borrowing from financial institution in China in august 2023 | Repayable Within Twelve Months
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt	140,681
Long-term loans | CN | RMB denominated borrowing from financial institution in China in august 2023
SHORT-TERM AND LONG-TERM LOANS
Carrying amount of debt	$ 50,118
Long-term loans | Beijing PRC | RMB denominated bank borrowing for purchase of buildings | Buildings
SHORT-TERM AND LONG-TERM LOANS
Assets pledged as collateral		160,540
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Annual interest rate	4.45%
Long-Term Debt	$ 7,499	9,974
Long-term loans | Wuhan PRC | RMB denominated bank borrowing for purchase of buildings | Buildings
SHORT-TERM AND LONG-TERM LOANS
Assets pledged as collateral	$ 30,078
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings
SHORT-TERM AND LONG-TERM LOANS
Interest basis spread on variable rate	25.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	sfuny:PeoplesBankOfChinaBenchmarkRateMember
Assets pledged as collateral	$ 136	0
Carrying amount of debt	52,606	76,409
Long-term loans | Chongqing, Sichuan Province PRC | RMB denominated bank borrowing for purchase of buildings | Repayable Within Twelve Months
SHORT-TERM AND LONG-TERM LOANS
Long-term debt reclassified to short-term debt	$ 4,504	$ 4,580